Basis of preparation and material accounting policies - Additional information (Detail) € in Millions			3 Months Ended		4 Months Ended	5 Months Ended	7 Months Ended		12 Months Ended
	May 23, 2023 EUR (€)	Apr. 19, 2023 USD ($) m³	Dec. 31, 2024 m³	Sep. 30, 2023 m³	Apr. 30, 2022 m³	Sep. 30, 2024 m³	Apr. 30, 2024 m³	Apr. 30, 2023 m³	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020	Dec. 31, 2019	Nov. 20, 2023	Oct. 23, 2023	Oct. 03, 2023
Basis of Preparation and Presentation [Line Items]
Percentage of legal reserve to share capital									20.00%	20.00%	20.00%
Prevailing Income tax rates in Argentina and Mexico									30.00%	30.00%	30.00%
Royalties percentage									12.00%
Contractual percentage									45.00%
Other receivables From Gas IV plan									$ 1,245,000	$ 3,772,000
Revenue	€ 750								$ 1,168,774,000	1,187,660,000	$ 665,310,000
Export duty rate									8.00%
Gain losses from exportS increase program									$ 81,232,000
Average price		$ 3,290
Increase decrease proved developed and undeveloped reserves, sales of minerals in place | m³		1.14
Investments accounted for using equity method									8,619,000	6,443,000
Revenues from contract with customers and Royalties and others [Member]
Basis of Preparation and Presentation [Line Items]
Export Duties										43,840,000	$ 13,123,000
Gas IV Plan [Member]
Basis of Preparation and Presentation [Line Items]
Paid consideration									5,189,000	3,149,000
Other receivables From Gas IV plan									$ 1,245,000	$ 3,772,000
Supply of gas | m³			0.43	0.02	0.15	0.17	0.43	0.45
Argentina [Member]
Basis of Preparation and Presentation [Line Items]
Prevailing Income tax rates in Argentina and Mexico										35.00%		3.29%	0.86%
Mexico [Member]
Basis of Preparation and Presentation [Line Items]
Prevailing Income tax rates in Argentina and Mexico											30.00%
Resolution No. 808/23 [Member]
Basis of Preparation and Presentation [Line Items]
Percentage of funds may be received as securities on exports																25.00%
Decree No. 549/23 [Member]
Basis of Preparation and Presentation [Line Items]
Percentage of funds may be received as securities on exports															30.00%
Decree No. 597/23 [Member]
Basis of Preparation and Presentation [Line Items]
Percentage of funds may be received as securities on exports														50.00%
Decree No. 28/23 [Member]
Basis of Preparation and Presentation [Line Items]
Percentage of funds may be received as securities on exports									20.00%
Bottom of range [member]
Basis of Preparation and Presentation [Line Items]
Percentage of profit allocated to legal reserve									5.00%
Additional royalties percentage									3.00%
Top of range [member]
Basis of Preparation and Presentation [Line Items]
Additional royalties percentage									18.00%